TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	NOTE 8 - TRADE AND OTHER PAYABLES
	As of December 31,
	2020	2019
	U.S. dollars (in thousands)

Trade payables	1,693	561
Governmental authorities	1,258	488
Accrued expenses	1,959	806
	4,910	1,855